Consolidated Statements of Cash Flows - John Keeler & Co., Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (31,563)	$ 617,002	$ 343,156	$ (873,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of fixed assets	46,654	46,934	62,400	62,353
Amortization of intangible assets	6,491	6,491	6,491	6,492
Amortization of loan costs	100,391	144,074	164,457	118,405
Allowance for inventory obsolescence			(88,584)	(103,657)
Changes in operating assets and liabilities:
Receivables	1,275,038	(201,537)	(257,934)	527,719
Inventories	6,085,933	128,893	(3,429,637)	3,595,789
Advances to affiliated supplier	(1,079,583)	777,732	981,972	(107,909)
Other current assets	(42,935)	19,600	70,370	(42,767)
Other assets	(6,491)	(18,463)	(23,071)	(699)
Accounts payable and accruals	(1,657,629)	(2,490,094)	(905,564)	937,987
Net cash provided by (used) in operating activities	4,696,306	(969,368)	(3,075,944)	4,119,808
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(6,371)	(25,861)	(33,491)	(17,554)
Net cash used in investing activities	(6,371)	(25,861)	(33,491)	(17,554)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from working capital lines of credit		352,822	39,080,437	41,968,961
Repayments of working capital lines of credit	(4,646,997)		(36,568,702)	(45,499,318)
Proceeds from stockholder notes payable - Subordinated		500,000	500,000
Principal payments of long-term debt	(26,058)	(24,642)	(33,090)	(31,272)
Payments of Loan costs	(28,000)	(53,000)	(115,000)	(308,943)
Changes in restrictive cash	(29,005)	147,830	164,176	(193,674)
Net cash provided by (used) in financing activities	(4,730,060)	923,010	3,027,821	(4,064,246)
Effect of exchange rate changes on cash	18,721	21,130	56,010	(11,868)
NET INCREASE (DECREASE) IN CASH	(21,404)	(51,089)	(25,604)	26,140
CASH, BEGINNING OF PERIOD	29,377	54,981	54,981	28,841
CASH - END OF PERIOD	7,973	3,892	29,377	54,981
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 776,311	$ 724,282	$ 969,483	$ 914,355